GCAT 2022-INV3 Trust ABS-15G

Exhibit 99.5

Customer Loan ID	Data Field	Tape Data	Review Data	Tape Discrepancy Comments
GCAT2022INV300777	DTI	XX.XX%	XX.XX%	Incoming Value: XX.XX Audit Value: XX.XX 1008 DTI XX.XX% Lender used estimated taxes. Audit used a more conservative multiplier for new construction tax calculation.
GCAT2022INV300778	DTI	XX.XX%	XX.XX%	Incoming Value: XX.XX Audit Value: XX.XX Lender miscalculated the rental income for 2nd rental property